Asbestos-Related Liabilities (Narrative) (Details) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) Pending_Claim Claim	Dec. 31, 2016 Claim	Dec. 31, 2015 Claim	Dec. 31, 2014 Claim
Causes of Increase (Decrease) in Liability for Unpaid Claims and Claims Adjustment Expense [Line Items]
Holding period for insulation operations (in days)	90 days
Number of inactive claims | Claim	19,000	19,000
Percentage of claims that do not specify damages	81.00%
Claims outstanding | Claim	55,500	55,500	54,500	54,000
Accrued asbestos claims and related legal costs	$ 315
Unasserted claims	$ 272
Damage claims less than $5
Causes of Increase (Decrease) in Liability for Unpaid Claims and Claims Adjustment Expense [Line Items]
Percentage of claims damages specified	15.00%
Damage claims less than $5 | Maximum
Causes of Increase (Decrease) in Liability for Unpaid Claims and Claims Adjustment Expense [Line Items]
Damages claims amount	$ 5
Damage claims from $5 to less than $100
Causes of Increase (Decrease) in Liability for Unpaid Claims and Claims Adjustment Expense [Line Items]
Percentage of claims damages specified	3.00%
Damage claims from $5 to less than $100 | Maximum
Causes of Increase (Decrease) in Liability for Unpaid Claims and Claims Adjustment Expense [Line Items]
Damages claims amount	$ 100
Damage claims from $5 to less than $100 | Minimum
Causes of Increase (Decrease) in Liability for Unpaid Claims and Claims Adjustment Expense [Line Items]
Damages claims amount	$ 5
Damage claims less than $25
Causes of Increase (Decrease) in Liability for Unpaid Claims and Claims Adjustment Expense [Line Items]
Percentage of claims damages specified	35.00%
Damage claims less than $25 | Maximum
Causes of Increase (Decrease) in Liability for Unpaid Claims and Claims Adjustment Expense [Line Items]
Damages claims amount	$ 25
Damages claims in excess of $100
Causes of Increase (Decrease) in Liability for Unpaid Claims and Claims Adjustment Expense [Line Items]
Damages claims amount	$ 100
Claims outstanding | Pending_Claim	6